Financial Income and Expenses - Summary of Financial Income and Expenses (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income And Expenses [Abstract]
Interest income		€ 274	€ 1,442	€ 2,626
Foreign exchange gain		8,876	4,983	2,272
Financial income occured by renegotiating the convertible bond debt OCEANE		35,578	0	0
Other financial income		52	119	324
TOTAL - Financial income	[1]	44,780	6,544	5,221
Interest expenses		(4,846)	(11,643)	(11,289)
Interest expenses for leases		(109)	(134)	(148)
Foreign exchange losses		(2,163)	(13,508)	(1,657)
Other financial expenses		(5)	(11)	(17)
TOTAL - Financial expenses		(7,122)	(25,296)	(13,110)
Financial profit (loss)		€ 37,658	€ (18,752)	€ (7,889)

[1]

(1): Of which Financial income incurred by renegotiating the convertible bond debt OCEANE	—	—	35,578